13 OTHER PAYABLES (Details 3)	12 Months Ended
Dec. 31, 2019
Euro Member Countries, Euro | 1 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	1 year
Incremental average interest rates	0.0052
Euro Member Countries, Euro | 4 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	4 years
Incremental average interest rates	0.0111
Euro Member Countries, Euro | 6 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	6 years
Incremental average interest rates	0.0124
Brazil, Brazil Real | 1 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	1 year
Incremental average interest rates	0.0778
Brazil, Brazil Real | 2 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	2 years
Incremental average interest rates	0.0816
Brazil, Brazil Real | 3 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	3 years
Incremental average interest rates	0.0853
Brazil, Brazil Real | 4 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	4 years
Incremental average interest rates	0.0890
Brazil, Brazil Real | 5 Year [Member] | Incremental - IBR [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	5 years
Incremental average interest rates	0.0927
Brazil, Brazil Real | 9 Year [Member] | Implicit (a.a) [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	9 years
Incremental average interest rates	0.0675
Brazil, Brazil Real | 16 Year [Member] | Implicit (a.a) [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	16 years
Incremental average interest rates	0.1225
Brazil, Brazil Real | 29 Year [Member] | Implicit (a.a) [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	29 years
Incremental average interest rates	0.0830
Brazil, Brazil Real | 32 Year [Member] | Implicit (a.a) [Member]
OtherPayablesLineItems [Line Items]
Contract term (in years)	32 years
Incremental average interest rates	0.1522